Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2020 USD ($) segment category	Jul. 01, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Disclosure of classes of share capital [line items]
Number of reporting segments | segment	1
Number of operating segments | segment	1
Number of categories of revenue | category	4
Weighted average incremental borrowing rate applied to lease obligations		2.91%
Prepaid expenses and other current assets	$ 46,730		$ 30,236
Right-of-use assets, net	217,683	$ 241,421
Property and equipment, net	97,648		81,459
Other non-current assets	124,774		76,722
Trade and other payables	202,570		159,487
Lease obligations	34,743
Other non-current liabilities	2,173		34,263
Lease obligations	229,825
Capital reserves	$ 575,306		565,467	$ 907,320	$ 902,693
Cumulative effect of applying new accounting pronouncement
Disclosure of classes of share capital [line items]
Capital reserves			$ (101)
IFRS 16
Disclosure of classes of share capital [line items]
Lease obligations		29,787
Lease obligations		256,186
IFRS 16 | Cumulative effect of applying new accounting pronouncement
Disclosure of classes of share capital [line items]
Prepaid expenses and other current assets		9,500
Right-of-use assets, net		241,400
Property and equipment, net		1,200
Other non-current assets		900
Trade and other payables		1,400
Lease obligations		29,800
Other non-current liabilities		33,800
Lease obligations		256,200
Capital reserves		$ 100
Bottom of range
Disclosure of classes of share capital [line items]
Contractual term of subscription revenues	1 month
Top of range
Disclosure of classes of share capital [line items]
Contractual term of subscription revenues	12 months